Putnam VT International Equity Fund
The fund's portfolio
3/31/22 (Unaudited)

COMMON STOCKS (96.8%)(a)
	Shares	Value
Australia (1.8%)
BHP Group, Ltd. (Australian ASE Exchange)	102,261	$3,983,061

		3,983,061
Canada (4.0%)
CAE, Inc.(NON)	94,300	2,454,523
Cogeco Communications, Inc.	37,300	3,087,473
Thomson Reuters Corp.	32,600	3,539,414

		9,081,410
France (15.5%)
AXA SA	135,487	3,956,750
BNP Paribas SA	90,850	5,172,748
Capgemini SE	24,279	5,400,699
Compagnie de Saint-Gobain	51,171	3,045,190
LVMH Moet Hennessy Louis Vuitton SA	7,891	5,618,940
Publicis Groupe SA	36,767	2,233,466
Schneider Electric SE	24,582	4,104,123
Thales SA	42,626	5,382,592

		34,914,508
Germany (10.5%)
Brenntag SE	51,065	4,129,066
Deutsche Boerse AG	35,079	6,301,547
Deutsche Post AG	94,076	4,517,391
Merck KGaA	25,149	5,266,926
Rheinmetall AG	15,412	3,271,397

		23,486,327
Hong Kong (3.9%)
AIA Group, Ltd.	432,000	4,522,795
CK Hutchison Holdings, Ltd.	592,500	4,344,009

		8,866,804
India (1.0%)
Tata Consultancy Services, Ltd.	46,755	2,299,399

		2,299,399
Ireland (6.6%)
Bank of Ireland Group PLC(NON)	814,412	5,173,678
CRH PLC	80,138	3,208,692
Flutter Entertainment PLC(NON)	24,555	2,842,170
ICON PLC(NON)	14,700	3,575,334

		14,799,874
Japan (16.0%)
Asahi Group Holdings, Ltd.	106,500	3,866,331
Hoya Corp.	37,900	4,324,834
Minebea Mitsumi, Inc.	55,800	1,215,540
Mitsubishi Corp.	142,200	5,357,824
Mitsubishi UFJ Financial Group, Inc.	930,000	5,772,672
Oracle Corp. Japan	31,600	2,194,482
Renesas Electronics Corp.(NON)	407,900	4,719,880
Sony Group Corp.	51,800	5,346,329
Yamaha Motor Co., Ltd.	138,500	3,103,921

		35,901,813
Netherlands (2.4%)
Universal Music Group NV	205,099	5,444,886

		5,444,886
Portugal (2.2%)
Jeronimo Martins SGPS SA	203,885	4,884,429

		4,884,429
Singapore (2.3%)
DBS Group Holdings, Ltd.	192,600	5,063,519

		5,063,519
South Korea (2.8%)
Hana Financial Group, Inc.	106,705	4,259,818
SK Telecom Co., Ltd.	43,792	2,049,585

		6,309,403
Switzerland (2.1%)
Lonza Group AG	6,649	4,817,089

		4,817,089
Taiwan (1.3%)
Taiwan Semiconductor Manufacturing Co., Ltd.	142,000	2,935,770

		2,935,770
United Arab Emirates (1.2%)
Network International Holdings PLC(NON)	724,375	2,652,667

		2,652,667
United Kingdom (18.7%)
Abcam PLC(NON)	86,520	1,563,114
Anglo American PLC (London Exchange)	64,017	3,301,771
AstraZeneca PLC	53,530	7,098,676
CNH Industrial NV	218,300	3,456,579
Coca-Cola Europacific Partners PLC	96,700	4,700,587
Diageo PLC	115,915	5,858,714
InterContinental Hotels Group PLC(NON)	34,355	2,326,415
London Stock Exchange Group PLC	29,152	3,045,676
Prudential PLC	238,472	3,522,654
Shell PLC (London Exchange)	259,206	7,113,586

		41,987,772
United States (4.5%)
Booz Allen Hamilton Holding Corp.	29,200	2,564,928
Linde PLC	14,426	4,648,648
Otis Worldwide Corp.	36,900	2,839,456

		10,053,032

Total common stocks (cost $200,422,328)		$217,481,763

SHORT-TERM INVESTMENTS (1.7%)(a)
		Principal amount/shares	Value
Interest in $384,728,000 joint tri-party repurchase agreement dated 3/31/2022 with BofA Securities, Inc. due 4/1/2022 - maturity value of $2,657,022 for an effective yield of 0.300% (collateralized by Agency Mortgage-Backed Securities with coupon rates ranging from 2.000% to 4.500% and due dates ranging from 2/1/2042 to 3/1/2052, valued at $392,422,560)		$2,657,000	$2,657,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.25%(P)	Shares	500,000	500,000
U.S. Treasury Bills 0.358%, 6/9/22(SEGSF)		$200,000	199,856
U.S. Treasury Bills 1.780%, 5/19/22(SEGSF)		63,000	62,979
U.S. Treasury Cash Management Bills 0.418%, 6/14/22(SEGSF)		200,000	199,836
U.S. Treasury Cash Management Bills 0.376%, 6/7/22(SEGSF)		300,000	299,798

Total short-term investments (cost $3,919,482)			$3,919,469
TOTAL INVESTMENTS

Total investments (cost $204,341,810)			$221,401,232

	FORWARD CURRENCY CONTRACTS at 3/31/22 (aggregate face value $128,066,835) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Canadian Dollar	Sell	4/20/22	$2,686,735	$2,636,511	$(50,224)
		New Taiwan Dollar	Sell	5/18/22	1,049,397	1,084,927	35,530
	Barclays Bank PLC
		British Pound	Sell	6/15/22	59,098	90,719	31,621
		Euro	Sell	6/15/22	2,108,328	2,084,724	(23,604)
		New Taiwan Dollar	Sell	5/18/22	1,813,227	1,857,775	44,548
		Swiss Franc	Buy	6/15/22	2,308,819	2,321,966	(13,147)
	Citibank, N.A.
		Australian Dollar	Buy	4/20/22	795,664	757,998	37,666
		Danish Krone	Buy	6/15/22	5,712,672	5,734,229	(21,557)
	Goldman Sachs International
		Australian Dollar	Buy	4/20/22	4,206,444	4,027,839	178,605
		Canadian Dollar	Sell	4/20/22	709,696	696,599	(13,097)
		Japanese Yen	Buy	5/18/22	6,454,228	6,873,736	(419,508)
		New Zealand Dollar	Buy	4/20/22	282,842	278,323	4,519
		Norwegian Krone	Buy	6/15/22	471,839	466,552	5,287
		Swiss Franc	Buy	6/15/22	1,261,921	1,268,591	(6,670)
	JPMorgan Chase Bank N.A.
		British Pound	Sell	6/15/22	835,502	832,734	(2,768)
		Canadian Dollar	Sell	4/20/22	627,873	617,441	(10,432)
		Hong Kong Dollar	Sell	5/18/22	1,111,091	1,115,364	4,273
		Japanese Yen	Sell	5/18/22	718,309	708,909	(9,400)
		Norwegian Krone	Buy	6/15/22	1,162,954	1,148,923	14,031
		Singapore Dollar	Buy	5/18/22	2,660,065	2,681,645	(21,580)
		South Korean Won	Sell	5/18/22	6,860,132	7,010,910	150,778
		Swedish Krona	Sell	6/15/22	572,139	539,078	(33,061)
	Morgan Stanley & Co. International PLC
		Australian Dollar	Buy	4/20/22	4,206,444	4,027,985	178,459
		British Pound	Sell	6/15/22	3,914,329	3,915,380	1,051
		Canadian Dollar	Sell	4/20/22	305,138	299,572	(5,566)
		Euro	Sell	6/15/22	5,279,195	5,301,580	22,385
		Japanese Yen	Sell	5/18/22	469,075	463,388	(5,687)
		New Zealand Dollar	Buy	4/20/22	282,911	278,338	4,573
		Swedish Krona	Buy	6/15/22	830,091	826,417	3,674
		Swiss Franc	Buy	6/15/22	2,342,358	2,348,197	(5,839)
	NatWest Markets PLC
		Japanese Yen	Buy	5/18/22	602,647	641,796	(39,149)
	State Street Bank and Trust Co.
		Australian Dollar	Buy	4/20/22	2,517,969	2,367,342	150,627
		Canadian Dollar	Sell	4/20/22	1,804,994	1,771,051	(33,943)
		Chinese Yuan (Offshore)	Buy	5/18/22	1,220,561	1,214,792	5,769
		Euro	Sell	6/15/22	11,363,475	11,408,015	44,540
		Hong Kong Dollar	Sell	5/18/22	1,286,377	1,292,792	6,415
		Israeli Shekel	Buy	4/20/22	1,308,764	1,341,710	(32,946)
		Japanese Yen	Buy	5/18/22	6,454,227	6,873,988	(419,761)
		New Zealand Dollar	Buy	4/20/22	282,842	278,260	4,582
		Singapore Dollar	Sell	5/18/22	1,902,776	1,920,546	17,770
		Swiss Franc	Buy	6/15/22	6,509,976	6,546,005	(36,029)
	Toronto-Dominion Bank
		Euro	Sell	6/15/22	1,172,132	1,176,276	4,144
		Singapore Dollar	Sell	5/18/22	2,175,518	2,192,995	17,477
		Swiss Franc	Buy	6/15/22	1,454,911	1,446,033	8,878
	UBS AG
		Australian Dollar	Sell	4/20/22	2,087,018	2,015,350	(71,668)
		Canadian Dollar	Sell	4/20/22	2,468,379	2,426,879	(41,500)
		Hong Kong Dollar	Buy	5/18/22	98,908	99,408	(500)
		Swedish Krona	Buy	6/15/22	7,408,014	7,178,406	229,608
		Swiss Franc	Buy	6/15/22	4,634,787	4,658,876	(24,089)
	WestPac Banking Corp.
		British Pound	Sell	6/15/22	2,528,043	2,522,158	(5,885)
		Euro	Buy	6/15/22	5,113,032	5,084,237	28,795
		Japanese Yen	Buy	5/18/22	1,286,038	1,313,570	(27,532)

	Unrealized appreciation						1,235,605

	Unrealized (depreciation)						(1,375,142)

	Total						$(139,537)
*	The exchange currency for all contracts listed is the United States Dollar.

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2022 through March 31, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $224,567,842.
(NON)	This security is non-income-producing.
	Affiliated company. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/21	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/22
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$—	$849,120	$849,120	$11	$—
	Putnam Short Term Investment Fund**	4,316,122	3,018,386	7,334,508	241	—

	Total Short-term investments	$4,316,122	$3,867,506	$8,183,628	$252	$—
	* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
	# At the close of the reporting period, the fund did not have any securities on loan.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $614,531.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $569,653 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Industrials	22.4%
	Financials	20.8
	Health care	11.9
	The fund had the following industry concentration greater than 10% at the close of the reporting period (as a percentage of net assets):
	Banks	11.3%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $2,710,140 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $602,305 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $614,531 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Australia	$—	$3,983,061	$—
Canada	9,081,410	—	—
France	—	34,914,508	—
Germany	—	23,486,327	—
Hong Kong	—	8,866,804	—
India	—	2,299,399	—
Ireland	3,575,334	11,224,540	—
Japan	—	35,901,813	—
Netherlands	—	5,444,886	—
Portugal	—	4,884,429	—
Singapore	—	5,063,519	—
South Korea	—	6,309,403	—
Switzerland	—	4,817,089	—
Taiwan	—	2,935,770	—
United Arab Emirates	—	2,652,667	—
United Kingdom	4,700,587	37,287,185	—
United States	5,404,384	4,648,648	—

Total common stocks	22,761,715	194,720,048	—
Short-term investments	500,000	3,419,469	—

Totals by level	$23,261,715	$198,139,517	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(139,537)	$—

Totals by level	$—	$(139,537)	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$147,000,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com